PROPERTY, PLANT AND EQUIPMENT - Schedule of Infrastructure Property, Plant and Equipment (Details) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 153,019
Additions, net of disposals and assets reclassified as held for sale	6,708
Depreciation expenses	(3,714)
Dispositions and assets reclassified as held for sale	(7,601)
Foreign currency translation	6,275
Balance, end of period	155,640
Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	52,625
Additions, net of disposals and assets reclassified as held for sale	1,486
Depreciation expenses	(1,499)
Dispositions and assets reclassified as held for sale	(197)
Foreign currency translation	1,661
Balance, end of period	$ 54,200